Right of Rescission Contingency (Details Narrative) (10-K) - Class C Common Stock [Member] - USD ($)	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Number of shares issued for acquisition	25,000,000	25,000,000
Shares issued price per share	$ 0.20	$ 0.20
Obligation repaid	$ 5,000,000	$ 5,000,000
Claim expiration date	Aug. 29, 2018	Aug. 29, 2018